CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
ASSETS
Cash and due from financial institutions	$ 4,537	$ 1,244
Interest-bearing demand deposits	12,003	4,491
Cash and cash equivalents	16,540	5,735
Interest-bearing deposits in other financial institutions	0	100
Securities available for sale	205	189
Securities held-to-maturity, at amortized cost- approximate fair value of $12,354 and $5,144 at June 30, 2013 and 2012, respectively	12,232	4,756
Loans held for sale	196	481
Loans, net of allowance of $1,310 and $875 at June 30, 2013 and 2012, respectively	262,491	182,473
Real estate owned, net	1,163	2,445
Premises and equipment, net	4,608	2,644
Federal Home Loan Bank stock, at cost	7,732	5,641
Accrued interest receivable	919	497
Bank-owned life insurance	2,787	2,697
Goodwill	14,507	14,507
Prepaid FDIC assessments	0	246
Prepaid federal income taxes	0	30
Prepaid expenses and other assets	682	508
Total assets	324,062	222,949
LIABILITIES AND SHAREHOLDERS' EQUITY
Deposits	230,981	134,552
Federal Home Loan Bank advances	24,310	27,065
Advances by borrowers for taxes and insurance	562	487
Accrued interest payable	36	64
Accrued federal income taxes	45	0
Deferred federal income taxes	241	774
Deferred revenue	641	648
Other liabilities	624	506
Total liabilities	257,440	164,096
Commitments and contingencies
Shareholders' equity
Preferred stock, 500,000 shares authorized, $.01 par value; no shares issued and outstanding	0	0
Common stock, 20,000,000 shares authorized, $.01 par value; 8,596,064 shares issued	86	86
Additional paid-in capital	34,732	36,870
Retained earnings	33,604	31,971
Unearned employee stock ownership plan (ESOP)	(1,626)	(1,772)
Treasury shares at cost, 22,886 and 826,375 common shares at June 30, 2013 and 2012, respectively	(197)	(8,305)
Accumulated other comprehensive income	23	3
Total shareholders' equity	66,622	58,853
Total liabilities and shareholders' equity	$ 324,062	$ 222,949